Accrued Liabilities and Other Payables	12 Months Ended
Jun. 30, 2025
Accrued Liabilities and Other Payables [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 8 — ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consist of the following:

	As of year ended June 30,
	2025	2024
Accrued expenses	$27,706	$15,277
Provision for unutilised annual leave	21,448	17,303
Funds held for settlement (Note)	688,243	581,812
Others	26,370	57,076
Total	$763,767	$671,468

Note:	We hold certain funds for settlement to third-party service providers. These primarily represent audit fees payable to independent Hong Kong auditors for audit services performed for our clients. As part of our integrated business services, we coordinate these services to streamline processes for our clients, ensuring efficiency and continuity. The Group does not perform any audit work. These amounts are not recognized as revenue, as we do not control the audit services provided, nor do we apply a markup on these fees. No individual item exceeds 5% of total current liabilities as of the reporting date.